EQUITY - Other Comprehensive Income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Items that will not be reclassified to the consolidated income statement in subsequent periods:
(Losses)/Gains on remeasurement of defined benefit plans	€ (691)	€ 221	€ 1,605
Total items that will not be reclassified to the consolidated income statement in subsequent periods	(691)	221	1,605
Items that may be reclassified to the consolidated income statement in subsequent periods:
(Losses)/Gains on cash flow hedging instruments arising during the period	(65,983)	22,109	17,149
(Gains)/Losses on cash flow hedging instruments reclassified to the consolidated income statement	(20,827)	(48,393)	75,749
(Losses)/Gains on cash flow hedging instruments	(86,810)	(26,284)	92,898
Exchange differences on translating foreign operations	12,248	(6,323)	9,798
Total items that may be reclassified to the consolidated income statement in subsequent periods	(74,562)	(32,607)	102,696
Total other comprehensive (loss)/income	(75,253)	(32,386)	104,301
Related tax impact	23,778	6,351	(25,002)
Total other comprehensive (loss)/income, net of tax	(51,475)	(26,035)	79,299
Proportionate share of remeasurement of defined benefit plans and other movements	7	24
FFS
Items that will not be reclassified to the consolidated income statement in subsequent periods:
(Losses)/Gains on remeasurement of defined benefit plans			€ (15)
Items that may be reclassified to the consolidated income statement in subsequent periods:
Proportionate share of remeasurement of defined benefit plans and other movements	€ 7	€ 30
Ownership interest (percent)	49.90%